Investment in Cauchari-Olaroz Project - Schedule of Investment in Cauchari-Olaroz Project (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of income of Cauchari-Olaroz project		$ 3,648
Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Recognition of Investment in Cauchari-Olaroz project	$ 121,824
Contribution to Investment in Cauchari-Olaroz project	8,118
Share of income of Cauchari-Olaroz project	6,313
Elimination of unrealized gain on intercompany transactions	(4,861)
Investment in Cauchari-Olaroz project, as at December 31, 2020	131,394
Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investment in Cauchari-Olaroz project, as at December 31, 2020	122,503
Minera Exar S.A. | Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Recognition of Investment in Cauchari-Olaroz project	119,537
Contribution to Investment in Cauchari-Olaroz project	853
Share of income of Cauchari-Olaroz project	2,113
Investment in Cauchari-Olaroz project, as at December 31, 2020	122,503
Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investment in Cauchari-Olaroz project, as at December 31, 2020	8,891
Exar Capital B.V. | Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Recognition of Investment in Cauchari-Olaroz project	2,287
Contribution to Investment in Cauchari-Olaroz project	7,265
Share of income of Cauchari-Olaroz project	4,200
Elimination of unrealized gain on intercompany transactions	(4,861)
Investment in Cauchari-Olaroz project, as at December 31, 2020	$ 8,891